Annual Total Returns - Voya Index Solution 2025 Portfolio (Class Z Shares) [BarChart] - Class Z Shares - Voya Index Solution 2025 Portfolio - Class I	May 01, 2021
Bar Chart Table:
2011	(1.24%)
2012	13.26%
2013	17.38%
2014	5.95%
2015	(1.15%)
2016	7.33%
2017	15.00%
2018	(4.74%)
2019	19.04%
2020	13.36%